Funds Payable and Amounts Due to Customers - Summary of Funds Payable and Amount Due to Customers (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Funds Payable And Amounts Due To Customers [Abstract]
Outstanding money transmission liabilities	$ 295.5	$ 243.9
Customer balances	29,958.7	22,036.0
Funds payable and amounts due to customers	$ 30,254.2	$ 22,279.9